Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities
6. Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
Accrued payroll	$2,532	$1,125
Accrued interest	1,207	—
Accrued agriculture expenses	533	125
Accrued construction expenses	1,902	—
Other accrued expenses	103	44

Total accrued liabilities	$6,277	$1,294

5. Accrued Liabilities
Accrued liabilities as of December 31, 2020 and 2019, consisted of the following
(in thousands):

	As of December 31,
	2020	2019
Accrued payroll	$1,125	$18
Accrued shareholder settlement	—	149
Accrued legal fees	—	58
Accrued agriculture expenses	125	101
Accrued software fees	44	—
Other accrued expenses	—	22

Total accrued liabilities	$1,294	$348